Annual Total Returns- Vanguard Health Care Fund (Investor Shares for Annuity) [BarChart] - Investor Shares for Annuity - Vanguard Health Care Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.45%	15.11%	43.19%	28.52%	12.65%	(8.99%)	19.61%	1.15%	22.93%	12.62%